EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 7, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding: (1) the resignation of a portfolio manager and the appointment of additional portfolio managers to the EQ/Global Multi-Sector Equity Portfolio of the Trust; (2) the replacement of the portfolio manager to the EQ/JPMorgan Value Opportunities Portfolio; and (3) the appointment of an additional portfolio manager to the EQ/Large Cap Core PLUS Portfolio.

Information Regarding

EQ/Global Multi-Sector Equity Portfolio

The following information replaces in its entirety the information in the table in the section of the Prospectus entitled “Who Manages the Portfolio – Adviser: Morgan Stanley Investment Management Inc.” hereby is deleted and replaced with the following information regarding Munib Madni and Samuel Rhee.

Name	Title	Date Began Managing the Portfolio
Ruchir Sharma	Managing Director of Morgan Stanley Investment Management Inc. (“MSIM Inc”)	August 2001
Paul Psaila	Managing Director of MSIM Inc.	November 2005
Eric Carlson	Managing Director of MSIM Inc.	August 1997
Ana Cristina Piedrahita	Executive Director of MSIM Inc.	October 2006
Munib Madni	Managing Director of Morgan Stanley Investment Management Company, an affiliate of MSIM Inc. (“MSIM Company”)	May 2012
Samuel Rhee	Executive Director of MSIM Company	May 2012

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The third sentence in the fourth paragraph of the section of the Prospectus entitled “Management of the Trust – The Advisers – Morgan Stanley Investment Management Inc. hereby is deleted in its entirety and replaced with the following:

Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are: Ruchir Sharma, Paul Psaila, Eric Carlson, Ana Cristina Piedrahita, Munib Madni and Samuel Rhee.

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Information regarding James Cheng in the sixth paragraph in the section of the Prospectus entitled “Management of the Trust – The Advisers – Morgan Stanley Investment Management Inc.” hereby is deleted and replaced with following information regarding Munib Madni and Samuel Rhee.”

Munib Madni, has been associated with MSIM Company in an investment management capacity since February 2005.

Samuel Rhee, has been associated with MSIM Company in an investment management capacity since July 2005.

Information Regarding

EQ/JPMorgan Value Opportunities Portfolio

The following information replaces in its entirety the information in the table in the section of the Prospectus entitled “Who Manages the Portfolio – Adviser: J.P. Morgan Investment Management, Inc. (“JPMorgan”) – Portfolio Manager”:

Name	Title	Date Began Managing the Portfolio
Aryeh Glatter	Executive Director and Portfolio Manager of JPMorgan	August 2012

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The second paragraph in the section of the Prospectus entitled “Management of the Trust – The Advisers – J.P. Morgan Investment Management Inc. (“JPMorgan”) is deleted and replaced with the following information:

Aryeh Glatter, Executive Director of JPMorgan is primarily responsible of the day-to-day management of the portfolio. Mr. Glatter is a portfolio manager on JPMorgan’s Large Cap Value Team within its U.S. Equity Group. Prior to joining JPMorgan in 2011, Mr. Glatter was a portfolio manager at AllianceBernstein from 2000 to 2009.

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Information Regarding

EQ/Large Cap Core PLUS Portfolio

The following information replaces in its entirety the information in the table in the section of the Prospectus entitled “Who Manages the Portfolio – Adviser: Institutional Capital LLC (“ICAP”) – Portfolio Managers”:

Name	Title	Date Began Managing the Portfolio
Jerrold K. Senser	Chief Executive Officer and Chief Investment Officer of ICAP	May 2007
Thomas R. Wenzel	Senior Executive Vice President and Co-Director of Research of ICAP	May 2008
Thomas Cole	Senior Executive Vice President and Co-Director of Research	July 2012

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The second paragraph of the section of the Prospectus entitled “Management of the Trust – The Advisers – Institutional Capital LLC” hereby is deleted in its entirety and replaced with the following:

Jerrold K. Senser, Tom Wenzel and Thomas Cole, are jointly and primarily responsible for the day-to-day management of the Active Allocated Portion of the EQ/Large Cap Core PLUS Portfolio.

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The following information is added as the fifth paragraph in the section of the Prospectus entitled “Management of the Trust – The Advisers – Institutional Capital LLC”:

Thomas Cole serves as Senior Executive Vice President and Co-Director of Research of ICAP. Mr. Cole is a senior member of the portfolio management team and serves as a member of ICAP’s Executive Management Committee. Mr. Cole joined ICAP in April 2012 and, prior thereto he served as Head of US Equities at UBS Global Asset Management for eleven years. Mr. Cole has over 27 years of investment management experience.

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